UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/11

The following N-CSR relates only to the series of the Registrant listed below, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Emerging Markets Debt
Local Currency Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets Debt
Local Currency Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Emerging Markets Debt Local Currency Fund, covering the six-month period from June 1, 2011, through November 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Global financial markets proved volatile for much of 2011 as investors struggled with persistently sluggish economic growth and global credit concerns. An escalating sovereign debt crisis in Europe, monetary tightening in China and India and a contentious debate regarding taxes, spending and borrowing in the United States sparked a flight to quality in which investors flocked to traditional safe havens, such as the sovereign debt of developed nations, while riskier stocks and higher yielding bonds generally suffered.

The global economic outlook currently remains clouded by uncertainty regarding the ability of European policymakers to contain the region’s debt crisis. Meanwhile, conditions in other parts of the world seem to be improving as commodity prices have moderated, inflationary pressures have receded in the emerging markets and consumer confidence has strengthened in the United States.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2011, through November 30, 2011, as provided by Alexander Kozhemiakin and Javier Murcio, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2011, Dreyfus Emerging Markets Debt Local Currency Fund’s Class A shares produced a total return of –7.49%, Class C shares returned –7.85% and Class I shares returned –7.43%.1 In comparison, the fund’s benchmark, the JPMorgan Government Bond Index – Emerging Markets Diversified (the “Index”), produced a –6.78% total return for the same period.2 Bonds and currencies in the emerging markets generally lost value as macroeconomic disappointments throughout the world and sovereign risk concerns in Europe sparked a “flight to quality” to traditional safe havens.The fund produced returns that were lower than its benchmark, due mainly to shortfalls in its currency position in the Mexican peso.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.

When choosing investments, we employ in-depth fundamental country analysis supported by the discipline of quantitative valuation models. A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocations.We also consider technical market factors and the global risk environment.We seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

Macroeconomic Developments Challenged Global Markets

The reporting period began in the midst of deteriorating market sentiment as investors grew increasingly concerned about global economic conditions. In addition, investors worried about a sovereign debt crisis in Europe, as Greece and other members of the European Union saw their borrowing costs soar. Global investors also reacted cautiously to a contentious political debate in the United States regarding government

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

spending and borrowing. In addition, U.S. economic data proved disappointing, with the unemployment rate staying high and housing markets continuing to struggle.

As investors became more risk-averse, they pulled assets out of the emerging markets in favor of traditional safe havens in more developed markets.The market decline was intensified by a general weakening of emerging market currencies relative to the U.S. dollar. The worldwide “flight to quality” hurt emerging market currencies despite sound underlying economic and credit fundamentals in these countries.At the same time, however, the disinflationary environment and emerging market central banks’ moves to stop or reverse their policy rates normalization were favorable factors for local currency rates, and local duration exposure outperformed currency exposures. Nonetheless, the resilience of local rates was insufficient to compensate for the depreciation in most emerging market currencies during the reporting period.

Allocation Strategies Produced Mixed Results

We attempted to take advantage of market dislocations in areas that we believed were punished more severely than warranted by underlying fundamentals.Although we were successful in these efforts to a significant degree, their positive contributions to performance were offset by generally declining currency exchange rates between emerging markets and the U.S. dollar. An overweighted position in the Mexican peso proved particularly troublesome when market volatility sent an already attractively valued currency lower. An overweighted exposure to the Polish zloty also hindered relative performance.

The fund achieved better results through underweighted exposure to the Brazilian real, which we regarded as overvalued, cushioning the brunt of the currency’s decline during the reporting period. Likewise, an underweighted position in the Hungarian forint helped the fund avoid weakness stemming from challenges to Hungary’s economy. In general, as a move to reduce risk, we introduced positions that hedged our largest overweights with underweights in currencies with weaker fundamentals.

The fund also benefited from a shift to a more defensive posture as market volatility intensified, in which we reduced the fund’s currency exposures and increased its holdings of local bonds hedged against the U.S. dollar. Results were especially favorable from hedged positions in sovereign bonds from Colombia, Mexico, Chile and South Africa. We employed non-deliverable forward contracts to implement our hedging strategies.

Growth in Emerging Markets Continued

Although we expect global economic headwinds to produce heightened market volatility over the near term, we are optimistic regarding the longer-term prospects of emerging-market bonds and currencies. We expect many developing nations in Asia and Latin America to continue to grow at a robust rate, as their economies are supported not just by exports to the developed world, but also increasing domestic consumption by a growing middle class.

The fund ended the reporting period with overweighted exposure to currencies in Mexico and Malaysia, underweighted currency positions in Eastern Europe as well as an emphasis on hedged bond positions in Latin America and South Africa. In our judgment, the fund is well positioned for a potential market rebound as inflationary pressures ease and investors recognize that recent market declines were not supported by underlying fundamentals.

December 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rate, political factors and government control.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	Source: FactSet — The JPMorgan Government Bond Index – Emerging Markets Diversified is a
comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-
rate, domestic currency government bonds.The Index does not include fund fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt Local Currency Fund from June 1, 2011 to November 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.78	$9.27	$4.43
Ending value (after expenses)	$925.10	$921.50	$925.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.06	$9.72	$4.65
Ending value (after expenses)	$1,019.00	$1,015.35	$1,020.40

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.93% for Class C and .92%
for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—73.4%		Rate (%)	Date	Amount ($)[a]	Value ($)
Banks—2.0%
OJSC Russian
Agricultural Bank,
Sr. Unscd. Notes	RUB	7.50	3/25/13	1,769,700,000	56,567,003
Foreign/Governmental—71.4%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	141,050,000	78,372,664
Brazilian Government,
Sr. Unscd. Bonds	BRL	10.25	1/10/28	38,250,000	24,218,901
Brazilian Government,
Sr. Unscd. Bonds	BRL	12.50	1/5/22	41,775,000	29,685,003
Colombian Government,
Sr. Unscd. Bonds	COP	7.75	4/14/21	127,260,000,000	75,309,992
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	56,662,000,000	40,381,735
Colombian Government,
Sr. Unscd. Notes	COP	12.00	10/22/15	4,890,000,000	3,181,634
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	7,860,440,000	27,802,310
Hungarian Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	5,683,840,000	22,009,710
Hungarian Government,
Bonds, Ser. 20/A	HUF	7.50	11/12/20	6,072,330,000	24,780,863
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	339,525,000	107,686,306
Malaysian Government,
Bonds, Ser. 0108	MYR	3.46	7/31/13	100,000,000	31,722,385
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0110	MYR	3.84	8/12/15	96,170,000	30,888,285
Malaysian Government,
Bonds, Ser. 0111	MYR	4.16	7/15/21	25,000,000	8,139,248
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 2/03	MYR	4.24	2/7/18	1,820,000	595,397
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 1/06	MYR	4.26	9/15/16	161,810,000	52,957,712

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0902	MYR	4.38	11/29/19	153,950,000		50,915,966
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 2/04	MYR	5.09	4/30/14	220,940,000		72,783,065
Mexican Government
Bonds, Ser. M	MXN	6.50	6/10/21	214,105,000		15,991,013
Mexican Government,
Bonds, Ser. M 20	MXN	8.50	5/31/29	1,128,660,000		93,317,459
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	254,655,000		23,736,369
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.90	8/12/37	97,100,000		37,631,868
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.95	8/12/31	193,910,000		76,106,354
Peruvian Government,
Sr. Unscd. Bonds	PEN	7.84	8/12/20	65,150,000		27,623,311
Peruvian Government,
Sr. Unscd. Bonds	PEN	8.20	8/12/26	263,785,000		117,206,303
Peruvian Government,
Sr. Unscd. Bonds, Ser. 7	PEN	8.60	8/12/17	6,550,000		2,868,611
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	3,377,000,000		75,742,347
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	538,000,000		12,131,049
Polish Government,
Bonds, Ser. 0712	PLN	0.00	7/25/12	188,750,000	[b]	54,656,228
Polish Government,
Bonds, Ser. 1012	PLN	0.00	10/25/12	15,000	[b]	4,290
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	63,565,000		18,127,246
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	208,090,000		61,229,874

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Russian Foreign
Bond—Eurobond,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	840,000,000		28,340,810
Russian Foreign
Bond—Eurobond,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	1,050,000,000	[c]	35,426,013
South African Government
Bonds, Ser. R208	ZAR	6.75	3/31/21	48,850,000		5,591,276
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	231,600,000		20,997,068
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	209,135,000		20,906,412
South African Government,
Sr. Unscd. Bonds,
Ser. R207	ZAR	7.25	1/15/20	358,905,000		42,590,517
South African Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	508,435,000		63,936,637
South African Government,
Bonds, Ser. R203	ZAR	8.25	9/15/17	903,855,000		116,130,343
South African Government,
Sr. Unscd. Bonds,
Ser. R201	ZAR	8.75	12/21/14	450,000		59,200
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	435,150,000		62,780,661
Turkish Government,
Bonds	TRY	0.00	1/25/12	19,250,000	[b]	10,389,790
Turkish Government,
Bonds	TRY	0.00	8/8/12	100,080,000	[b]	51,185,577
Turkish Government,
Bonds	TRY	0.00	11/7/12	44,365,000	[b]	22,100,623
Turkish Government,
Bonds	TRY	8.00	1/29/14	63,950,000		33,622,926
Turkish Government,
Bonds	TRY	9.00	1/27/16	31,700,000		16,658,209

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Turkish Government,
Bonds, Ser. CPI	TRY	10.00	2/15/12	13,580,000	[d]	10,949,061
Turkish Government,
Bonds	TRY	10.00	4/10/13	82,300,000		44,958,414
Turkish Government,
Bonds	TRY	10.00	6/17/15	46,000,000		24,952,563
Turkish Government,
Bonds	TRY	10.50	1/15/20	19,715,000		11,227,982
Turkish Government,
Bonds	TRY	11.00	8/6/14	64,810,000		36,123,490
Turkish Government,
Bonds	TRY	14.00	9/26/12	97,655,000		55,081,959
Turkish Government,
Bonds	TRY	16.00	8/28/13	5,500,000		3,278,195
						2,015,091,224
Total Bonds and Notes
(cost $2,201,951,759)						2,071,658,227

Short-Term Investments—.9%
U.S. Treasury Bills:
0.00%, 12/22/11				1,060,000		1,059,994
0.01%, 2/9/12				25,233,000	[e]	25,232,546
Total Short-Term Investments
(cost $26,292,544)						26,292,540

Other Investment—11.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $322,061,940)	322,061,940 [f]	322,061,940

Total Investments (cost $2,550,306,243)	85.7%	2,420,012,707
Cash and Receivables (Net)	14.3%	402,464,285
Net Assets	100.0%	2,822,476,992

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
COP—Colombian Peso
HUF—Hungarian Forint
MXN—Mexican New Peso
MYR—Malaysian Ringgit
PEN—Peruvian New Sol
PHP—Philippines Peso
PLN—Polish Zloty
RUB—Russian Ruble
TRY—Turkish Lira
ZAR—South African Rand
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2011, this security was valued at $35,426,013 or 1.3% of net assets.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
e Held by a broker as collateral for open financial forward foreign currency exchange contracts and swap positions.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Malaysia	12.6	Mexico	4.7
Short-Term/		Poland	4.7
Money Market Investments	12.3	Russia	4.3
South Africa	11.8	Columbia	4.2
Turkey	11.4	Philippines	3.1
Peru	9.3	Hungary	2.6
Brazil	4.7		85.7

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		2,228,244,303	2,097,950,767
Affiliated issuers		322,061,940	322,061,940
Cash			7,427,275
Cash denominated in foreign currencies		7,867,120	7,802,959
Receivable for investment securities sold			381,124,997
Dividends and interest receivable			39,413,887
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			6,831,417
Receivable for shares of Beneficial Interest subscribed			3,273,992
Unrealized appreciation on swap contracts—Note 4			3,253,928
Prepaid expenses			74,235
			2,869,215,397
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			2,656,073
Payable for investment securities purchased			24,173,411
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			14,946,909
Payable for shares of Beneficial Interest redeemed			3,625,243
Unrealized depreciation on swap contracts—Note 4			1,033,755
Accrued expenses			303,014
			46,738,405
Net Assets ($)			2,822,476,992
Composition of Net Assets ($):
Paid-in capital			2,977,946,310
Accumulated undistributed investment income—net			25,673,618
Accumulated net realized gain (loss) on investments			(51,934,559)
Accumulated net unrealized appreciation (depreciation) on
investments, swap transactions and foreign currency transactions			(129,208,377)
Net Assets ($)			2,822,476,992

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	83,071,795	22,049,545	2,717,355,652
Shares Outstanding	6,050,768	1,625,024	197,595,132
Net Asset Value Per Share ($)	13.73	13.57	13.75

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	80,010,649
Dividends (net of $101,190 foreign taxes withheld at source);
Affiliated issuers	67,020
Total Income	80,077,669
Expenses:
Management fee—Note 3(a)	10,002,640
Shareholder servicing costs—Note 3(d)	1,194,974
Custodian fees—Note 3(d)	855,187
Registration fees	155,744
Prospectus and shareholders’ reports	95,283
Distribution fees—Note 3(c)	78,790
Trustees’ fees and expenses—Note 3(b)	60,714
Professional fees	36,760
Loan commitment fees—Note 2	20,472
Miscellaneous	35,842
Total Expenses	12,536,406
Less—reduction in fees due to earnings credits—Note 3(d)	(1,092)
Net Expenses	12,535,314
Investment Income—Net	67,542,355
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(45,002,191)
Net realized gain (loss) on forward foreign currency exchange contracts	(20,821,637)
Net Realized Gain (Loss)	(65,823,828)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(204,674,569)
Net unrealized appreciation (depreciation) on swap transactions	2,220,173
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(12,952,919)
Net Unrealized Appreciation (Depreciation)	(215,407,315)
Net Realized and Unrealized Gain (Loss) on Investments	(281,231,143)
Net (Decrease) in Net Assets Resulting from Operations	(213,688,788)

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
Operations ($):
Investment income—net	67,542,355	65,304,346
Net realized gain (loss) on investments	(65,823,828)	21,026,747
Net unrealized appreciation
(depreciation) on investments	(215,407,315)	102,493,737
Net Increase (Decrease) in Net Assets
Resulting from Operations	(213,688,788)	188,824,830
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,337,509)	(1,330,289)
Class C Shares	(430,086)	(152,008)
Class I Shares	(66,271,397)	(34,730,559)
Net realized gain on investments:
Class A Shares	—	(245,632)
Class C Shares	—	(41,422)
Class I Shares	—	(6,706,804)
Total Dividends	(69,038,992)	(43,206,714)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	47,427,933	77,780,953
Class C Shares	12,478,815	15,201,455
Class I Shares	903,510,143	1,731,784,392
Dividends reinvested:
Class A Shares	2,168,279	1,146,179
Class C Shares	269,414	98,678
Class I Shares	11,334,630	7,241,861
Cost of shares redeemed:
Class A Shares	(35,737,002)	(44,527,876)
Class C Shares	(3,283,521)	(2,824,705)
Class I Shares	(232,273,333)	(133,926,209)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	705,895,358	1,651,974,728
Total Increase (Decrease) in Net Assets	423,167,578	1,797,592,844
Net Assets ($):
Beginning of Period	2,399,309,414	601,716,570
End of Period	2,822,476,992	2,399,309,414
Undistributed investment income—net	25,673,618	27,170,255

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
Capital Share Transactions:
Class A
Shares sold	3,210,570	5,321,897
Shares issued for dividends reinvested	144,430	80,495
Shares redeemed	(2,557,570)	(3,019,481)
Net Increase (Decrease) in Shares Outstanding	797,430	2,382,911
Class C
Shares sold	855,023	1,039,756
Shares issued for dividends reinvested	18,113	6,970
Shares redeemed	(240,779)	(196,156)
Net Increase (Decrease) in Shares Outstanding	632,357	850,570
Class I
Shares sold	62,099,008	117,919,000
Shares issued for dividends reinvested	754,036	508,308
Shares redeemed	(16,361,676)	(9,149,244)
Net Increase (Decrease) in Shares Outstanding	46,491,368	109,278,064

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2011			Year Ended May 31,
Class A Shares	(Unaudited)	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	15.22	13.39	12.11	12.50
Investment Operations:
Investment income—net[b]	.36	.65	.55	.45
Net realized and unrealized
gain (loss) on investments	(1.47)	1.61	.96	(.59)
Total from Investment Operations	(1.11)	2.26	1.51	(.14)
Distributions:
Dividends from investment income—net	(.38)	(.36)	(.18)	(.25)
Dividends from net realized
gain on investments	—	(.07)	(.05)	—
Total Distributions	(.38)	(.43)	(.23)	(.25)
Net asset value, end of period	13.73	15.22	13.39	12.11
Total Return (%)[c]	(7.49)[d]	17.21	12.56	(.95)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.20 [e]	1.27	1.50	3.08	[e]
Ratio of net expenses to average net assets	1.20 [e]	1.27	1.32	1.35	[e]
Ratio of net investment income
to average net assets	4.82 [e]	4.48	4.22	5.67	[e]
Portfolio Turnover Rate	70.91 [d]	97.99	74.25	108.46	[d]
Net Assets, end of period ($ x 1,000)	83,072	79,957	38,428	17,469

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2011			Year Ended May 31,
Class C Shares	(Unaudited)	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	15.06	13.29	12.07	12.50
Investment Operations:
Investment income—net[b]	.30	.53	.46	.39
Net realized and unrealized
gain (loss) on investments	(1.45)	1.60	.95	(.59)
Total from Investment Operations	(1.15)	2.13	1.41	(.20)
Distributions:
Dividends from investment income—net	(.34)	(.29)	(.14)	(.23)
Dividends from net realized
gain on investments	—	(.07)	(.05)	—
Total Distributions	(.34)	(.36)	(.19)	(.23)
Net asset value, end of period	13.57	15.06	13.29	12.07
Total Return (%)[c]	(7.85)[d]	16.28	11.73	(1.49)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93 [e]	1.99	2.27	3.84	[e]
Ratio of net expenses to average net assets	1.93 [e]	1.99	2.09	2.10	[e]
Ratio of net investment income
to average net assets	4.05 [e]	3.65	3.53	4.92	[e]
Portfolio Turnover Rate	70.91 [d]	97.99	74.25	108.46	[d]
Net Assets, end of period ($ x 1,000)	22,050	14,953	1,888	966

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2011			Year Ended May 31,
Class I Shares	(Unaudited)	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	15.25	13.42	12.12	12.50
Investment Operations:
Investment income—net[b]	.37	.69	.41	.47
Net realized and unrealized
gain (loss) on investments	(1.47)	1.62	1.14	(.59)
Total from Investment Operations	(1.10)	2.31	1.55	(.12)
Distributions:
Dividends from investment income—net	(.40)	(.41)	(.20)	(.26)
Dividends from net realized
gain on investments	—	(.07)	(.05)	—
Total Distributions	(.40)	(.48)	(.25)	(.26)
Net asset value, end of period	13.75	15.25	13.42	12.12
Total Return (%)	(7.43)[c]	17.45	12.94	(.79)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92 [d]	.97	1.02	2.84	[d]
Ratio of net expenses to average net assets	.92 [d]	.97	1.01	1.10	[d]
Ratio of net investment income
to average net assets	5.07 [d]	4.73	3.60	5.92	[d]
Portfolio Turnover Rate	70.91 [c]	97.99	74.25	108.46	[c]
Net Assets, end of period ($ x 1,000)	2,717,356	2,304,400	561,401	970

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Debt Local Currency Fund (the “fund”) is a separate non-diversified series ofThe Dreyfus/Laurel FundsTrust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering five series, including the fund.The fund’s investment objective is to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S. Treasury Bills), swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate
Bonds†	—	56,567,003	—	56,567,003
Foreign
Government	—	2,015,091,224	—	2,015,091,224
Mutual Funds	322,061,940	—	—	322,061,940
U.S. Treasury	—	26,292,540	—	26,292,540
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	6,831,417	—	6,831,417
Swaps††	—	3,253,928	—	3,253,928
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(14,946,909)	—	(14,946,909)
Swaps††	—	(1,033,755)	—	(1,033,755)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investment in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended November 30, 2011 were as follows:

Affiliated
Investment	Value				Value	Net
Company	5/31/2011	($)	Purchases ($)	Sales ($)	11/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	270,257,000		1,344,969,907	1,293,164,967	332,061,940	11.4

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

earnings, changes in interest or currency rates or adverse investor sen-timent.They may also decline because of factors that affect a particular industry or country.

(f) Dividends to shareholders: It is the policy of the fund to continue to declare and pay dividends from investment income-net, quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On November 30, 2011, the Board ofTrustees declared a cash dividend of $.159, $.135 and $.171 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on December 1, 2011 (ex-dividend date), to shareholders of record as of the close of business on November 30, 2011.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2011 was as follows: ordinary income $41,482,201 and long-term capital gains $1,724,513. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on November 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement between the Manager and the Trust, the Trust has agreed to pay the Manager a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until October 1, 2012, to waive receipt of its fees and/or assume certain expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10% of the value of the fund’s average daily net assets. During the period ended November 30, 2011, there was no expense reimbursement pursuant to the undertaking.

(b) Effective January 1, 2012, the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”) (collectively, the “Board

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Group Funds”) will pay each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012). With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board will receive an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee will receive $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 will be allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,500 per applicable committee meeting. Each EmeritusTrustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid toTrustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.

Prior to January 1, 2012, each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to

Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and DHF, the $2,500 was allocated between the Board Group Open-End Funds and DHF.

TheTrust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended November 30, 2011, the Distributor retained $10,597 from commissions earned on sales of the fund’s Class A shares and $3,191 from CDSCs on redemptions of the fund’s Class C shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2011, Class C shares were charged $78,790 pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

November 30, 2011, Class A and Class C shares were charged $116,483 and $26,263, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2011, the fund was charged $440,664 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2011, the fund was charged $75,820 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1,092.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2011, the fund was charged $855,187 pursuant to the custody agreement.

During the period ended November 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,706,019, Rule 12b-1 distribution plan fees $13,988, shareholder services plan fees $21,885, custodian fees $690,416, chief compliance officer fees $4,743 and transfer agency per account fees $219,022.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended November 30, 2011, redemption fees charged and retained by the fund amounted to $88,401.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and swap transactions, during the period ended November 30, 2011, amounted to $2,075,442,931 and $1,615,830,988, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of November 30, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	3,253,928	Interest rate risk[2]	(1,033,755)
Foreign exchange risk[3]	6,831,417	Foreign exchange risk[4]	(14,946,909)
Gross fair value of
derivatives contracts	10,085,345		(15,980,664)

Statement of Assets and Liabilities location:
1	Unrealized appreciation on swap contracts.
2	Unrealized depreciation on swap contracts.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended November 30, 2011 is shown below:

Amount of realized gain or (loss) on derivatives recognized in income ($)
Forward
Underlying risk	Contracts[5]
Foreign exchange	(20,821,637)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
	Forward
Underlying risk	Contracts[6]	Swaps[7]	Total
Interest rate	—	2,220,173	2,220,173
Foreign exchange	(12,952,919)	—	(12,952,919)
Total	(12,952,919)	2,220,173	(10,732,746)

Statement of Operations location:
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on swap transactions.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at November 30, 2011:

Forward Foreign
Currency		Foreign			Unrealized
Exchange Number of		Currency			Appreciation
Contracts Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
12/22/2011[a]	3	222,980,000	122,132,094	122,656,397	524,303
12/22/2011[b]	1	12,370,000	6,679,265	6,804,465	125,200
Chilean Peso,
Expiring
12/22/2011[c]	1	28,870,090,000	55,375,640	55,838,514	462,874
Hungarian Forint,
Expiring:
12/22/2011[d]	2	13,763,360,000	60,362,647	60,587,103	224,456
12/22/2011[b]	1	19,526,630,000	86,439,265	85,957,350	(481,915)
Indonesian Rupiah,
Expiring
1/18/2012[b]	1	217,019,600,000	25,071,580	23,701,928	(1,369,652)
Mexican New Peso,
Expiring:
12/1/2011[d]	1	188,544,567	13,527,861	13,827,224	299,363
12/22/2011[d]	2	2,306,140,000	165,365,722	168,802,544	3,436,822
Polish Zloty,
Expiring
12/22/2011[e]	4	123,000,000	37,296,525	36,590,987	(705,538)
Russian Ruble,
Expiring:
8/13/2012[f]	2	618,300,000	19,988,042	19,375,163	(612,879)
9/17/2012[d]	15	5,870,500,000	189,812,498	183,688,765	(6,123,733)
Sales:			Proceeds ($)
Colombian Peso,
Expiring:
12/22/2011[g]	2	217,133,300,000	112,637,090	111,174,352	1,462,738
12/22/2011[c]	1	52,779,450,000	27,080,271	27,023,589	56,682
Euro,
Expiring:
12/22/2011[h]	1	2,310,000	3,124,182	3,104,588	19,594
12/22/2011[i]	2	33,640,000	45,358,545	45,211,408	147,137
Indonesian Rupiah,
Expiring
1/18/2012[d]	2	217,019,600,000	23,567,402	23,701,928	(134,526)
Malaysian Ringgit,
Expiring:
12/22/2011[c]	1	185,500,000	58,117,676	58,279,786	(162,110)
12/22/2011[d]	1	91,270,000	28,459,619	28,674,911	(215,292)

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency		Foreign			Unrealized
Exchange Number of		Currency			Appreciation
Contracts Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Peruvian New Sol,
Expiring
12/22/2011[f]	3	324,250,000	118,613,324	119,804,944	(1,191,620)
Philippine Peso,
Expiring:
12/22/2011[h]	1	1,499,500,000	34,380,373	34,308,125	72,248
12/22/2011[j]	1	711,270,000	16,113,955	16,273,651	(159,696)
Polish Zloty,
Expiring
12/1/2011[e]	1	45,368,041	13,310,656	13,528,161	(217,505)
Russian Ruble,
Expiring
12/22/2011[d]	1	1,136,640,000	36,324,241	36,858,980	(534,739)
Thai Baht,
Expiring
12/22/2011[d]	1	853,470,000	27,096,436	27,338,738	(242,302)
Turkish Lira,
Expiring
12/22/2011[d]	1	95,470,000	51,394,272	51,952,528	(558,256)
South African Rand,
Expiring:
12/22/2011[h]	1	158,240,000	18,859,424	19,431,275	(571,851)
12/22/2011[e]	1	378,900,000	45,218,574	46,527,490	(1,308,916)
12/22/2011[f]	1	93,480,000	11,122,612	11,478,991	(356,379)
Gross Unrealized
Appreciation					6,831,417
Gross Unrealized
Depreciation					(14,946,909)

Counterparties:
a	Morgan Stanley Dean Witter
b	Royal Bank of Scotland
c	Goldman Sachs
d	JPMorgan Chase & Co.
e	Credit Suisse First Boston
f	Deutsche Bank
g	Citigroup
h	Barclays Capital
i	Merrill Lynch
j	Nomura Securities

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counter-party over the contract’s remaining life, to the extent that the amount is positive.This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at November 30, 2011:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%) Expiration (Depreciation) ($)

1,100,000,000	MXN—
	1 MONTH
	LIBOR	Deutsche Bank	6.83	11/17/2021	2,046,472
670,000,000	MXN—
	1 MONTH
	LIBOR	Barclays	6.82	11/17/2021	1,207,456
940,000,000	RUB—1 Year
	Moscow Prime	JP Morgan	6.77	9/12/2016	(440,018)
210,000,000	RUB—1 Year
	Moscow Prime	JP Morgan	6.80	9/12/2016	(90,378)
725,000,000	RUB—1 Year
	Moscow Prime	JP Morgan	6.79	9/12/2016	(321,798)
350,000,000	RUB—1 Year
	Moscow Prime	JP Morgan	6.74	9/12/2016	(181,561)
Gross Unrealized
Appreciation					3,253,928
Gross Unrealized
Depreciation					(1,033,755)

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2011:

Average Market Value ($)
Forward contracts	1,191,972,456

The following summarizes the average notional market value of swap contracts outstanding during the period ended November 30, 2011:

Average Market Value ($)
Interest rate swap contracts	49,243,630

At November 30, 2011, accumulated net unrealized depreciation on investments was $130,293,536, consisting of $29,249,399 gross unrealized appreciation and $159,542,935 gross unrealized depreciation.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Other Matters:

At the October 27, 2011 Board meeting, the Board of the Trust approved a proposal to have shareholders consider the election of Francine J. Bovich as an additionalTrustee of theTrust and also consider the election of Joseph S. Dimartino and Benaree Pratt Wiley, current Trustees of the Trust not previously proposed to shareholders of the fund.A proxy statement was mailed, on December 1, 2011, to shareholders of record as of the close of business on November 1, 2011 asking shareholders to consider these elections at a special joint meeting of shareholders to be held on Wednesday, February 8, 2012.

The Fund	37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Equity Income Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Equity Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Equity Income Fund, covering the six-month period from June 1, 2011, through November 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Equity markets proved quite volatile during the reporting period as investors struggled with persistently sluggish U.S. and global economic growth.An escalating sovereign debt crisis in Europe, monetary tightening in China and India and a contentious debate regarding taxes, spending and borrowing in the United States sparked a flight to quality in which equity investors generally flocked to relatively safer equity alternatives, such as large-cap, multinational companies with strong cash flows and balance sheets.

The global economic outlook currently remains clouded by uncertainty regarding the ability of European policymakers to contain the region’s debt crisis. However, conditions in other parts of the world seem to be improving as inflationary pressures have receded in the emerging markets and consumer confidence has strengthened in the United States.To assess the potential impact of these and other developments on your long-term investment targets, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2011, through November 30, 2011, as provided by Jocelin A. Reed, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended November 30, 2011, Dreyfus Equity Income Fund’s Class A shares produced a total return of –2.65%, Class C shares returned –2.98% and Class I shares returned –2.46%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), provided a total return of –6.27% for the same period.2

Macroeconomic setbacks in Europe, Japan, the United States and the emerging markets generally took their toll on stock prices during the reporting period.The fund produced higher returns than its benchmark, primarily due to its focus on well-established, dividend-paying companies that held up better than market averages.The fund achieved particularly strong results from its security selection strategies in the health care, consumer staples and energy sectors.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income. To pursue its goal, the fund invests primarily in equity securities, with a particular focus on dividend-paying stocks and other investments and investment techniques that provide income.When selecting securities, we use a computer model to identify and rank stocks within an industry or sector. Next, based on fundamental analysis, we generally select what we believe to be the most attractive of the higher ranked securities.We manage risk by diversifying the fund’s investments across companies and industries, seeking to limit the potential adverse impact of a decline in any one stock or industry.

Shifting Sentiment Sparked Heightened Market Volatility

Investor confidence generally was shaken in the spring of 2011 when Greece teetered on the brink of insolvency and other members of the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

European Union struggled with a spreading sovereign debt crisis.At the same time, the U.S. economy slowed amid stubbornly high unemployment and weak housing markets, and a contentious political debate regarding U.S. government spending and borrowing intensified.These concerns were exacerbated by the lingering effects of natural and nuclear disasters in Japan and inflation fears in the emerging markets, particularly China and India.

As investors became more risk-averse, they shifted their focus to traditionally defensive investments, producing bouts of heightened stock market volatility. Turbulence was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. government debt and European policymakers disagreed on measures to address the region’s debt crisis. In contrast, the market rebounded strongly in October and November when some macroeconomic worries seemed to ease. Large-cap stocks fared better in this volatile environment than their small- and midcap counterparts.

Stock Selections Buoyed Relative Performance

As equity investors grew more risk-averse, they increasingly turned to multinational, dividend-paying companies with track records of consistent earnings growth. Demand for dividend-paying stocks also proved robust from bond investors seeking competitive levels of current income in a low interest-rate environment. Consequently, dividend-paying stocks generally held up better than market averages during the downturn.

The fund scored successful stock selections in the traditionally defensive health care sector through a focus on large pharmaceutical developers with high dividend yields. For example, Bristol-Myers Squibb not only pays an above-average dividend, it has produced stable earnings over time and has several promising new drugs under development to offset upcoming patent expirations. In the consumer staples sector, tobacco companies fared well when investors adopted more defensive postures. Fund holdings Altria Group and Philip Morris International proved attractive to investors because of their ability to generate high levels of cash flow.An overweighted position in retail giant Wal-Mart Stores also buoyed relative performance. In the energy sector, large, integrated oil

4

producers such as Chevron, ConocoPhillips and Exxon Mobil benefited from investors’ preference for large multinational companies.

The fund posted disappointing results in only one of the 10 market sectors represented in the S&P 500 Index. In the industrials sector, commercial services provider Pitney Bowes struggled due to lower mailing volumes. Although an underweighted position in the information technology sector dampened relative results, the shortfall was offset by strong stock selections, such as dividend-paying semiconductor maker Intel.

Finding Sustainable Opportunities in a Slow Growth Economy

Recent improvements in economic data have been encouraging, but the economic recovery is likely to remain weaker than historical norms. In our view, skittish investors may be particularly attracted to dividend-paying companies in a slow-growth environment. Furthermore, many large companies currently have substantial amounts of cash on their balance sheets. In lieu of new investments in a sluggish economy, companies are likely to return some of that cash to shareholders through dividend increases and share buyback programs. Consequently, we intend to retain our focus on high-quality companies with steady earnings, healthy balance sheets and robust dividend yields.

December 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2011 to November 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.40	$11.08	$6.17
Ending value (after expenses)	$973.50	$970.20	$975.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.57	$11.33	$6.31
Ending value (after expenses)	$1,017.50	$1,013.75	$1,018.75

Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25%
for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
November 30, 2011 (Unaudited)

Common Stocks—92.6%	Shares		Value ($)
Consumer Discretionary—7.7%
American Eagle Outfitters	6,970		96,953
Carnival	1,940		64,408
CBS, Cl. B	2,500		65,100
Foot Locker	8,370		197,448
Gap	5,340		99,805
Genuine Parts	660		38,610
H&R Block	19,250		302,802
Hasbro	2,210		79,140
Home Depot	3,940		154,527
Leggett & Platt	4,170		93,325
Mattel	4,120		118,697
McGraw-Hill	1,700		72,590
News, Cl. A	4,530		79,003
NIKE, Cl. B	400		38,472
Omnicom Group	2,030		87,635
Starbucks	2,070		90,004
TRW Automotive Holdings	1,960	[a]	64,014
Viacom, Cl. B	970		43,417
Washington Post, Cl. B	10		3,589
Wynn Resorts	190		22,906
Yum! Brands	1,810		101,432
			1,913,877
Consumer Staples—13.4%
Altria Group	29,260		839,469
Coca-Cola Enterprises	10,130		264,596
CVS Caremark	5,200		201,968
Dr. Pepper Snapple Group	2,020		73,791
Kroger	4,750		110,105
Lorillard	1,680		187,522
Philip Morris International	13,760		1,049,062
Wal-Mart Stores	8,640		508,896
Walgreen	2,470		83,288
			3,318,697
Energy—10.8%
Chevron	7,720		793,770
ConocoPhillips	11,305		806,273

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Diamond Offshore Drilling	1,020		61,353
Exxon Mobil	10,490		843,816
HollyFrontier	2,240		52,080
Marathon Oil	2,550		71,298
Valero Energy	2,700		60,129
			2,688,719
Financial—11.4%
American Capital	8,800	[a]	61,336
American Express	3,700		177,748
Annaly Capital Management	30,540	[b]	490,778
Chimera Investment	169,960	[b]	453,793
Cincinnati Financial	2,210		65,526
Commonwealth REIT	2,420		40,511
Hospitality Properties Trust	24,470	[b]	539,074
JPMorgan Chase & Co.	7,545		233,669
KeyCorp	9,740		71,005
Leucadia National	2,500		58,550
People’s United Financial	6,560		81,672
Piedmont Office Realty Trust, Cl. A	31,480		523,827
Prudential Financial	645		32,663
			2,830,152
Health Care—12.9%
Abbott Laboratories	6,620		361,121
Bristol-Myers Squibb	21,270		695,954
Eli Lilly & Co.	20,710		783,873
Merck & Co.	9,620		343,915
Pfizer	43,297		868,971
WellPoint	2,200		155,210
			3,209,044
Industrial—6.0%
General Dynamics	640		42,278
General Electric	17,870		284,312
Lockheed Martin	490		38,293
PACCAR	2,220		90,065
Pitney Bowes	46,015		857,259
Raytheon	660		30,076

8

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
United Parcel Service, Cl. B	1,920		137,760
			1,480,043
Information Technology—13.8%
Activision Blizzard	5,580		69,304
Apple	300	[a]	114,660
Intel	37,365		930,762
International Business Machines	1,140		214,320
KLA-Tencor	1,850		85,285
Maxim Integrated Products	7,975		204,559
Microchip Technology	11,020		384,708
Microsoft	34,025		870,360
Paychex	2,930		85,292
QUALCOMM	1,800		98,640
VeriSign	10,660		357,963
			3,415,853
Materials—2.6%
CF Industries Holdings	1,010		141,198
Freeport-McMoRan Copper & Gold	5,100		201,960
Southern Copper	6,820		212,307
Steel Dynamics	6,080		80,134
			635,599
Telecommunication Services—6.4%
AT&T	28,540		827,089
Verizon Communications	20,370		768,560
			1,595,649
Utilities—7.6%
Ameren	5,550		187,646
American Electric Power	17,260		684,877
Consolidated Edison	1,210		71,898
Entergy	1,300		91,468
NextEra Energy	1,400		77,616
NiSource	15,550		356,251
Pepco Holdings	4,920		97,318
Public Service Enterprise Group	1,910		62,915
Questar	4,970		95,921
TECO Energy	4,350		81,693

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Wisconsin Energy	2,670	88,591
		1,896,194
Total Common Stocks
(cost $22,506,211)		22,983,827

Other Investment—4.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,055,511)	1,055,511 [c]	1,055,511
Total Investments (cost $23,561,722)	96.9%	24,039,338
Liabilities, Less Cash and Receivables	3.1%	773,863
Net Assets	100.0%	24,813,201

REIT—Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	13.8	Utilities	7.6
Consumer Staples	13.4	Telecommunication Services	6.4
Health Care	12.9	Industrial	6.0
Financial	11.4	Money Market Investment	4.3
Energy	10.8	Materials	2.6
Consumer Discretionary	7.7		96.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		22,506,211	22,983,827
Affiliated issuers		1,055,511	1,055,511
Cash			438,608
Receivable for shares of Beneficial Interest subscribed			1,724,387
Dividends receivable			88,708
Prepaid expenses			21,733
Other assets			82
			26,312,856
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			21,631
Payable for investment securities purchased			1,119,505
Payable for shares of Beneficial Interest redeemed			325,791
Accrued expenses			32,728
			1,499,655
Net Assets ($)			24,813,201
Composition of Net Assets ($):
Paid-in capital			24,093,276
Accumulated undistributed investment income—net			67,930
Accumulated net realized gain (loss) on investments			174,379
Accumulated net unrealized appreciation
(depreciation) on investments			477,616
Net Assets ($)			24,813,201

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	22,727,057	1,500,604	585,540
Shares Outstanding	1,791,815	119,432	46,046
Net Asset Value Per Share ($)	12.68	12.56	12.72

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $75 foreign taxes withheld at source):
Unaffiliated issuers	174,078
Affiliated issuers	112
Income from securities lending—Note 1(b)	42
Total Income	174,232
Expenses:
Management fee—Note 3(a)	26,310
Registration fees	20,090
Auditing fees	17,891
Shareholder servicing costs—Note 3(d)	13,841
Custodian fees—Note 3(d)	5,961
Distribution fees—Note 3(c)	4,390
Prospectus and shareholders’ reports	4,120
Legal fees	3,016
Trustees’ fees and expenses—Note 3(b)	326
Loan commitment fees—Note 2	25
Miscellaneous	5,154
Total Expenses	101,124
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(44,340)
Less—reduction in fees due to earnings credits—Note 3(d)	(3)
Net Expenses	56,781
Investment Income—Net	117,451
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,418)
Net unrealized appreciation (depreciation) on investments	281,819
Net Realized and Unrealized Gain (Loss) on Investments	276,401
Net Increase in Net Assets Resulting from Operations	393,852

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
Operations ($):
Investment income—net	117,451	48,447
Net realized gain (loss) on investments	(5,418)	346,153
Net unrealized appreciation
(depreciation) on investments	281,819	307,194
Net Increase (Decrease) in Net Assets
Resulting from Operations	393,852	701,794
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(47,372)	(31,860)
Class C Shares	(11,682)	(5,123)
Class I Shares	(1,896)	(1,801)
Total Dividends	(60,950)	(38,784)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	20,607,153	2,004,280
Class C Shares	1,019,758	678,007
Class I Shares	505,739	23,503
Dividends reinvested:
Class A Shares	33,328	12,745
Class C Shares	6,638	2,675
Class I Shares	1,777	913
Cost of shares redeemed:
Class A Shares	(548,093)	(1,456,332)
Class C Shares	(436,454)	(176,017)
Class I Shares	(7,172)	(57,808)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	21,182,674	1,031,966
Total Increase (Decrease) in Net Assets	21,515,576	1,694,976
Net Assets ($):
Beginning of Period	3,297,625	1,602,649
End of Period	24,813,201	3,297,625
Undistributed investment income—net	67,930	11,429

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
Capital Share Transactions:
Class A
Shares sold	1,658,140	169,627
Shares issued for dividends reinvested	2,707	1,079
Shares redeemed	(43,823)	(113,433)
Net Increase (Decrease) in Shares Outstanding	1,617,024	57,273
Class C
Shares sold	84,324	56,288
Shares issued for dividends reinvested	542	227
Shares redeemed	(35,127)	(14,269)
Net Increase (Decrease) in Shares Outstanding	49,739	42,246
Class I
Shares sold	41,049	2,067
Shares issued for dividends reinvested	144	78
Shares redeemed	(578)	(4,357)
Net Increase (Decrease) in Shares Outstanding	40,615	(2,212)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2011			Year Ended May 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007	[a]
Per Share Data ($):
Net asset value,
beginning of period	13.23	10.52	9.24	13.17	15.00	12.50
Investment Operations:
Investment income—net[b]	.18	.23	.16	.19	.19	.16
Net realized and unrealized
gain (loss) on investments	(.53)	2.66	1.27	(3.93)	(1.63)	2.56
Total from Investment Operations	(.35)	2.89	1.43	(3.74)	(1.44)	2.72
Distributions:
Dividends from
investment income—net	(.20)	(.18)	(.15)	(.19)	(.18)	(.15)
Dividends from net realized
gain on investments	—	—	—	—	(.21)	(.07)
Total Distributions	(.20)	(.18)	(.15)	(.19)	(.39)	(.22)
Net asset value, end of period	12.68	13.23	10.52	9.24	13.17	15.00
Total Return (%)[c]	(2.65)[d]	27.70	15.55	(28.60)	(9.59)	21.89	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.64 [e]	5.40	9.40	11.74	8.79	10.66	[d]
Ratio of net expenses
to average net assets	1.50 [e]	1.50	1.50	1.50	1.50	1.36	[d]
Ratio of net investment income
to average net assets	3.48 [e]	1.85	1.49	1.95	1.38	1.18	[d]
Portfolio Turnover Rate	30.65 [d]	121.84	76.05	29.06	14.52	28.54	[d]
Net Assets, end of period
($ x 1,000)	22,727	2,312	1,236	957	1,307	1,304

a	From July 5, 2006 (commencement of operations) to May 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2011			Year Ended May 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007	[a]
Per Share Data ($):
Net asset value,
beginning of period	13.10	10.43	9.18	13.12	14.96	12.50
Investment Operations:
Investment income—net[b]	.17	.13	.09	.11	.09	.06
Net realized and unrealized
gain (loss) on investments	(.56)	2.65	1.26	(3.92)	(1.62)	2.56
Total from Investment Operations	(.39)	2.78	1.35	(3.81)	(1.53)	2.62
Distributions:
Dividends from
investment income—net	(.15)	(.11)	(.10)	(.13)	(.10)	(.09)
Dividends from net realized
gain on investments	—	—	—	—	(.21)	(.07)
Total Distributions	(.15)	(.11)	(.10)	(.13)	(.31)	(.16)
Net asset value, end of period	12.56	13.10	10.43	9.18	13.12	14.96
Total Return (%)[c]	(2.98)[d]	26.79	14.57	(29.07)	(10.28)	21.06	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	4.12 [e]	6.19	10.13	13.47	9.82	11.39	[d]
Ratio of net expenses
to average net assets	2.25 [e]	2.25	2.25	2.25	2.25	2.04	[d]
Ratio of net investment income
to average net assets	2.65 [e]	1.09	.78	1.21	.66	.47	[d]
Portfolio Turnover Rate	30.65 [d]	121.84	76.05	29.06	14.52	28.54	[d]
Net Assets, end of period
($ x 1,000)	1,501	913	286	129	127	121

a	From July 5, 2006 (commencement of operations) to May 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
November 30, 2011			Year Ended May 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008 [a]	2007	[b]
Per Share Data ($):
Net asset value,
beginning of period	13.26	10.54	9.25	13.19	15.01	12.50
Investment Operations:
Investment income—net[c]	.21	.25	.18	.22	.22	.19
Net realized and unrealized
gain (loss) on investments	(.54)	2.67	1.28	(3.95)	(1.62)	2.56
Total from Investment Operations	(.33)	2.92	1.46	(3.73)	(1.40)	2.75
Distributions:
Dividends from
investment income—net	(.21)	(.20)	(.17)	(.21)	(.21)	(.17)
Dividends from net realized
gain on investments	—	—	—	—	(.21)	(.07)
Total Distributions	(.21)	(.20)	(.17)	(.21)	(.42)	(.24)
Net asset value, end of period	12.72	13.26	10.54	9.25	13.19	15.01
Total Return (%)	(2.46)[d]	28.04	15.73	(28.35)	(9.40)	22.17	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.45 [e]	5.25	9.28	11.55	8.78	10.63	[d]
Ratio of net expenses
to average net assets	1.25 [e]	1.25	1.25	1.25	1.25	1.13	[d]
Ratio of net investment income
to average net assets	3.66 [e]	2.07	1.72	2.19	1.63	1.44	[d]
Portfolio Turnover Rate	30.65 [d]	121.84	76.05	29.06	14.52	28.54	[d]
Net Assets, end of period
($ x 1,000)	586	72	81	53	75	82

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	From July 5, 2006 (commencement of operations) to May 31, 2007.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable

18

to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant

20

American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board ofTrustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	22,983,827	—	—	22,983,827
Mutual Funds	1,055,511	—	—	1,055,511

†	See Statement of Investments for additional detailed categorizations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all

22

income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2011,The Bank of New York Mellon earned $18 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended November 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	5/31/2011	($)	Purchases ($)	Sales ($)	11/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	65,000		6,703,747	5,713,236	1,055,511		4.3
Dreyfus
Institutional
Cash
Advantage
Fund	212,049		558,204	770,253	—		—
Total	277,049		7,261,951	6,483,489	1,055,511		4.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2011 was as follows: ordinary income $38,784. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2011, the fund did not borrow under the Facilities.

24

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed from December 1, 2011 until October 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .90% of the value of the fund’s average daily net assets. The Manager had contractually agreed from June 1, 2011 until November 30, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (exclusive of certain expenses as described above) did not exceed 1.25% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $44,340 during the period ended November 30, 2011.

(b) Effective January 1, 2012, the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”) (collectively, the “Board Group Funds”) will pay each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012). With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board will receive an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee will receive $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting,

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 will be allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, will receive $1,500 per applicable committee meeting. Each EmeritusTrustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid toTrustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.

Prior to January 1, 2012, each Trustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and DHF, the $2,500 was allocated between the Board Group Open-End Funds and DHF.

26

TheTrust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended November 30, 2011, the Distributor retained $3,086 from commissions earned on sales of the fund’s Class A shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2011, Class C shares were charged $4,390, pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2011, Class A and Class C shares were charged $7,053 and $1,463, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2011, the fund was charged $1,985 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2011, the fund was charged $194 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2011, the fund was charged $5,961 pursuant to the custody agreement.

During the period ended November 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due To The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $11,758, Rule 12b-1 distribution plan fees $1,029, shareholder services plan fees $3,809, custodian fees $5,000, chief compliance officer fees $4,743 and transfer agency per account fees $810, which are offset against an expense reimbursement currently in effect in the amount of $5,518.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2011, amounted to $21,948,533 and 2,426,534, respectively.

At November 30, 2011, accumulated net unrealized appreciation on investments was $477,616, consisting of $744,716 gross unrealized appreciation and $267,100 gross unrealized depreciation.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Other Matters:

At the October 27, 2011 Board meeting, the Board of the Trust approved a proposal to have shareholders consider the election of Francine J. Bovich as an additionalTrustee of theTrust, and also consider the election of Joseph S. DiMartino and Benaree Pratt Wiley, current Trustees of the Trust not previously proposed to shareholders of the fund. A proxy statement was mailed, on December 1, 2011, to shareholders of record as of the close of business on November 1, 2011 asking shareholders to consider these elections at a special joint meeting of shareholders to be held on Wednesday, February 8, 2012.

The Fund	29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)